RISKS (Details) - Number	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Variation of the result for the year	62	49
Shares [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	19	15
Government Securities [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	28	28
Corporate Bonds [Member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	12	2
Investment funds [member]
IfrsStatementLineItems [Line Items]
Variation of the result for the year	3	4